Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	63 Months Ended	76 Months Ended	78 Months Ended	93 Months Ended	105 Months Ended	109 Months Ended	119 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000162358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Municipal High Income ETF
Average Annual Return, Percent		7.59%	0.35%					3.07%
C000172840 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Horizon Managed Volatility Developed International ETF
Average Annual Return, Percent		17.94%	7.57%							5.94%
C000172841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Horizon Managed Volatility Domestic ETF
Average Annual Return, Percent		5.06%	5.96%							9.06%
C000187865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust California Municipal High Income ETF
Average Annual Return, Percent		5.57%	0.23%						2.42%
C000205579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Ultra Short Duration Municipal ETF
Average Annual Return, Percent		2.37%	2.02%				1.83%
C000205581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Short Duration Managed Municipal ETF
Average Annual Return, Percent		2.78%	1.36%				2.15%
C000216993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Equity Market Neutral ETF
Average Annual Return, Percent		7.90%	3.80%			2.55%
C000218390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Horizon Managed Volatility Small/Mid ETF
Average Annual Return, Percent		12.80%	4.95%		11.77%
C000223991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust New York Municipal High Income ETF
Average Annual Return, Percent		5.85%	0.13%	0.48%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		24.33%	9.31%							9.24%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		19.56%	12.86%			15.20%				15.15%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		5.27%	0.51%	0.75%			2.50%	2.15%	2.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		19.60%	11.82%		19.30%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[1]	4.69%	1.28%					3.06%
Bloomberg 10 Year California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 10 Year California Exempt Index
Average Annual Return, Percent		3.62%	0.50%						1.99%
Bloomberg Municipal Short Term Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short-Term Index
Average Annual Return, Percent		2.67%	2.40%				1.98%
Bloomberg Municipal Short 1 5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short (1-5) Year Index
Average Annual Return, Percent		2.16%	1.40%				1.98%
ICE BofA 3 month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-month U.S. Treasury Bill Index
Average Annual Return, Percent		3.82%	3.59%			2.84%
S and P 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1000® Index
Average Annual Return, Percent		24.91%	8.21%		18.21%
Bloomberg Municipal New York 12 17 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal New York 12-17 Years Index
Average Annual Return, Percent		6.43%	0.60%	0.91%

[1]
The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index.